Principal accounting policies (Revenue Recognition and Cost of Revenues - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2020
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Disaggregation of Revenue [Line Items]
Deferred revenue	$ 72,733	$ 64,356	$ 65,979
Revenue recognized	58,425	63,450
Others,
Disaggregation of Revenue [Line Items]
Deferred revenue			$ 4,383
Revenue recognized	2,485	3,780
Deferred revenue	$ 23,046	$ 2,976